Note 6 - Net Sales	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.	NET SALES

Reconciliation between gross sales and net sales:

	2018	2017	2016
Gross sales and/or services	73,628.9	72,411.0	79,551.1
Excise duty	(15,876.6)	(16,192.9)	(16,345.2)
Discounts	(7,521.0)	(8,318.8)	(17,603.3)
	50,231.3	47,899.3	45,602.6

Services provided by distributors, such as the promotion of our brands and logistics services are considered as expense when separately identifiable.

STF decision related to the inclusion of the ICMS in the taxable basis of PIS and COFINS

Considering the judgment of (Extraordinary Appeal) RE
574,706
by the Federal Supreme Court (STF) in
March 2017
with binding effects, which concluded for the possibility of excluding the ICMS from the taxable basis of PIS and COFINS and also that the companies of the group have favorable judicial decisions authorizing such exclusion, the Company recognized in the income statement the amount of
R$654.6
in
December 31, 2018 (
R$
241.2
in
December 31, 2017).